Other income (Tables)	12 Months Ended
Dec. 31, 2021
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the years ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
Proceeds from unsecured claims	$635,075	$—	$—
Management fees	15,725	9,701	12,445
Interest and other income	71,774	73,304	53,794
	$722,574	$83,005	$66,239